Equity (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021
Equity
Cash consideration for share repurchase	¥ 111,260	¥ 111,260
Number of shares repurchased	8,822,664